Business Combination - Air Travel Bureau Limited - Summary (Details) - Air Travel Bureau Limited - INR (₨) ₨ in Thousands	8 Months Ended
	Mar. 31, 2018	Jul. 20, 2017
Business Combination
Revenue of acquiree since acquisition date	₨ 560,968
Profit of acquiree since acquisition date	7,586
Transaction costs	₨ 5,943
Yatra Online Private Limited
Business Combination
Upfront payment		₨ 509,999
Yatra Online Private Limited | Minimum
Business Combination
Estimated total purchase price		1,469,250
Yatra Online Private Limited | Maximum
Business Combination
Estimated total purchase price		₨ 1,795,750